Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of property and equipment estimated useful lives
Electronic equipment	5 years
Office equipment	5 – 10 years
Vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of intangible assets
Trademark	10 years